Share-Based Compensation - Share-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 4,033	$ 95	$ 10,256	$ 418	$ 1,454	$ 0
Additional share-based compensation expense due to modifications			700
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,477	27	3,833	53	317
Additional share-based compensation expense due to modifications			600
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,556	$ 68	6,423	$ 365	$ 1,137
Additional share-based compensation expense due to modifications			$ 100